BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2022
Vessels
Property, Plant and Equipment [Line Items]
Useful lives applied in depreciation	30 years	30 years	40 years
Residual value		$ 20.0	$ 14.0
Deferred drydocking expenditure
Property, Plant and Equipment [Line Items]
Useful lives applied in depreciation	5 years
Office equipment and fittings
Property, Plant and Equipment [Line Items]
Useful lives applied in depreciation	3 years